Earnings Per Share Data (Schedule Of Weighted-Average Number Of Shares) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Weighted-average number of common shares outstanding-basic	115.7	[1]	120.1	116.9	[1]
Add effect of dilutive stock incentive awards			0.2
Weighted-average number of shares-diluted	115.7	[1]	120.3	116.9	[1]

[1]	Since the assumed issuance of common stock under stock incentive awards would not have been dilutive, the weighted-average number of shares used to compute diluted EPS is equal to the weighted-average number of shares used in the basic EPS computation.